Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 15,866	$ (6,851)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	274	225
Derivative instruments	1,545	781
Other comprehensive income (loss)	1,819	1,006
Comprehensive income (loss)	17,685	(5,845)
Comprehensive loss (income) attributable to non-controlling interest	11,641	45
Comprehensive income (loss) attributable to controlling interest	$ 29,326	$ (5,800)